Inventories	12 Months Ended
Aug. 31, 2015
Inventories [Abstract]
Inventories

(3) Inventories

At August 31, 2015, inventory was fully reserved. Inventories at August 31, 2014 consisted of the following:

August 31,
2014
Work in process	$20
Seed inventory	64
Total inventories	$84